Business Segments	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Business Segments

10.	Business Segments.

The Company is reporting its financial performance based on four reportable segments, Asset Management, Mining Royalty Lands, Development and Stabilized Joint Venture, as described below.

The Asset Management segment owns, leases and manages commercial properties. The flex/office warehouses in the Asset Management Segment were sold and reclassified to discontinued operations leaving only two commercial properties and one recent industrial acquisition, Cranberry Run Business Park, which we purchased in 2019. In July 2020 we sold our property located at 1801 62nd Street, our most recent spec building in Hollander Business Park, which had joined Asset Management April 1, 2019.

Our Mining Royalty Lands segment owns several properties comprising approximately 15,000 acres currently under lease for mining rents or royalties (this does not include the 4,280 acres owned in our Brooksville joint venture with Vulcan Materials).  Other than one location in Virginia, all of these properties are located in Florida and Georgia.

Through our Development segment, we own and are continuously assessing for their highest and best use for several parcels of land that are in various stages of development.  Our overall strategy in this segment is to convert all of our non-income producing lands into income production through (i) an orderly process of constructing new buildings for us to own and operate or (ii) a sale to, or joint venture with, third parties. Additionally, our Development segment will form joint ventures on new developments of land not previously owned by the Company.

The Stabilized Joint Venture segment includes joint ventures which own, lease and manage buildings that have met our initial lease up criteria. One of our two joint ventures in the segment, Riverfront Investment Partners I, LLC (“Dock 79”) is consolidated. The ownership of Dock 79 attributable to our partner MidAtlantic Realty Partners, LLC (MRP) is reflected on our consolidated balance sheet as a noncontrolling interest. Such noncontrolling interests are reported on the Consolidated Balance Sheets within equity but separately from shareholders' equity. On the Consolidated Statements of Income, all of the revenues and expenses from Dock 79 are reported in net income, including both the amounts attributable to the Company and the noncontrolling interest. The amounts of consolidated net income attributable to the noncontrolling interest is clearly identified on the accompanying Consolidated Statements of Income.

On May 21, 2018, the Company completed the disposition of 40 industrial warehouse properties and 3 additional land parcels to an affiliate of Blackstone Real Estate Partners VIII, L.P. for $347.2 million. One warehouse property valued at $11.7 million was excluded from the sale due to the tenant exercising its right of first refusal to purchase the property. On June 28, 2019, the Company completed the sale of the excluded property to the same buyer for $11.7 million. This sale constituted a major strategic shift and as a result, these properties have been reclassified as discontinued operations for all periods presented. We plan to develop our remaining owned office/warehouse pad sites in a timely, opportunistic manner and sell the fully leased buildings in groups of two or three.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Revenues:
Asset management	$2,747	2,190	2,309
Mining royalty lands	9,477	9,438	8,139
Development	1,152	1,164	1,206
Stabilized Joint Venture	10,207	10,964	10,368
	$23,583	23,756	22,022
Operating profit:
Before corporate expenses:
Asset management	$907	196	1,051
Mining royalty lands	8,629	8,690	7,504
Development	(2,576)	(2,817)	(2,104)
Stabilized Joint Venture	1,685	2,243	(537)
Operating profit before corporate expenses	8,645	8,312	5,914
Corporate expenses:
Allocated to asset management	(909)	(646)	(153)
Allocated to mining royalty lands	(288)	(169)	(214)
Allocated to Development	(2,108)	(1,581)	(1,984)
Allocated to Stabilized Joint Venture	(206)	(160)	(393)
Unallocated	—	—	(1,208)
	(3,511)	(2,556)	(3,952)
	$5,134	5,756	1,962

Interest expense	$1,100	1,054	3,103

Depreciation, depletion and amortization:
Asset management	$652	708	540
Mining royalty lands	218	177	198
Development	214	214	228
Stabilized Joint Venture	4,744	4,756	6,932
	$5,828	5,855	7,898
Capital expenditures:
Asset management	$924	9,487	335
Mining royalty lands	—	—	—
Development	16,547	631	6,396
Stabilized Joint Venture	73	316	563
	$17,544	10,434	7,294

Identifiable net assets at end of period:
Asset management	$11,172	18,468	10,593
Discontinued operations	—	—	3,224
Mining royalty lands	37,387	38,409	37,991
Development	196,212	179,357	119,029
Stabilized Joint Venture	130,472	133,956	138,206
Investments available for sale at fair value	75,609	137,867	165,212
Cash items	74,105	26,793	22,749
Unallocated corporate assets	11,403	3,298	8,484
	$536,360	538,148	505,488